Tax payable - Current income tax and social contribution payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax payable
Income tax	R$ 15,897	R$ 10,182
Current payables on social security and taxes other than income tax	5,787	2,816
Current tax liabilities, current	R$ 21,684	R$ 12,998